Long-Term Debt (Components Of Long-Term Debt) (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Senior notes		$ 0.0	$ 350.0
Premium on Crestwood Midstream 2019 Senior Notes		0.0	1.0
Deferred Finance Costs, Net	$ 39.2	40.9
Total Crestwood Equity debt	2,531.7	2,502.7	2,015.3
Other	0.0	0.2	0.8
Less: current portion	0.9	0.9	0.8
Total long-term debt, less current portion	2,530.8	2,501.8	2,014.5
Scenario, Previously Reported
Debt Instrument [Line Items]
Total Crestwood Equity debt		2,543.6
Total long-term debt, less current portion		2,542.7
Senior Notes, 2020
Debt Instrument [Line Items]
Senior notes	503.2	503.3	504.0
Senior Notes, 2022
Debt Instrument [Line Items]
Senior notes	600.0	600.0	600.0
Senior Notes, 2023
Debt Instrument [Line Items]
Senior notes	700.0	700.0	0.0
Senior Notes | Senior Notes, 2020
Debt Instrument [Line Items]
Senior notes	500.0	500.0	500.0
Senior Notes | Senior Notes, 2022
Debt Instrument [Line Items]
Senior notes	600.0	600.0	600.0
Senior Notes | Senior Notes, 2023
Debt Instrument [Line Items]
Senior notes	700.0	700.0	0.0
Fair value adjustment of 2020 Senior Notes | Senior Notes, 2020
Debt Instrument [Line Items]
Fair value adjustment	3.2	3.3	4.0
Other
Debt Instrument [Line Items]
Other	4.9	5.3	5.3
CEQP Senior Notes | CEQP Senior Notes
Debt Instrument [Line Items]
Senior notes		0.0	11.4
Crestwood Equity Partners LP
Debt Instrument [Line Items]
Senior notes		0.0	11.4
Total Crestwood Equity debt	2,531.7	2,502.9	2,396.5
Less: current portion	0.9	1.1	3.7
Total long-term debt, less current portion	2,530.8	2,501.8	2,392.8
Crestwood Equity Partners LP | Scenario, Previously Reported
Debt Instrument [Line Items]
Total Crestwood Equity debt		2,543.8
Total long-term debt, less current portion		2,542.7
Revolving Credit Facility | Crestwood Midstream Revolver
Debt Instrument [Line Items]
Credit agreement outstanding carrying value	$ 762.8	735.0	555.0
Revolving Credit Facility | Line of Credit | CEQP Credit Facility
Debt Instrument [Line Items]
Credit agreement outstanding carrying value		$ 0.0	$ 369.0